UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

April 4, 2025 to December 31, 2025.

Date of Report (Date of earliest event reported):  February 13, 2026

Commission File Number of securitizer:  N/A

Central Index Key Number of securitizer:  0001684576

Dominion Financial Services, LLC[1]
(Exact name of securitizer as specified in its charter)

Andrew Lincoln (410) 980-6685
(Name and telephone number, including area code, of the person to contact in connection with this filing)
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1):  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i):  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii):  ☒

[1]
Dominion Financial Services, LLC (“Dominion”) is filing this Form ABS-15G in its capacity as sponsor of the Dominion  Mortgage Trust 2021- RTL1, Series 2021-RTL1 Notes transaction and the Dominion Mortgage Trust 2025- RTL1, Series 2025-RTL1 Notes transaction (the “Specified Transactions”), which is covered by this report, and to exempt its affiliate Dominion Mortgage 2025-RTL1 LLC, the depositor of the Specified Transactions, from filing a Form ABS-15G pursuant to Rule 15Ga-1(b). In Dominion’s capacity as sponsor, Dominion is a securitizer for purposes of Rule 15Ga-1 and this report relates to the assets sold by Dominion and its affiliates into the Specified Transactions. This report only contains information relating to the Specified Transactions and does not purport to provide any information required under Rule 15Ga-1 in connection with any other transactions as to which Dominion may have acted as a securitizer.

PART I:  REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), Dominion Financial Services, LLC has indicated by check mark that there is no activity for the annual period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

DOMINION FINANCIAL SERVICES, LLC (Securitizer)

	By:	/s/ Andrew Lincoln
Name: Andrew Lincoln
Title: Treasurer

Date: February 13, 2026